Taxation	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Taxation
6.
TAXATION

Enterprise income tax (“EIT”)

Cayman Islands

Autohome Inc. and certain of its subsidiaries are incorporated in the Cayman Islands and conduct substantially all of its business through its mainland China subsidiaries, the VIEs and VIEs’ subsidiaries. Under the current laws of the Cayman Islands, Autohome Inc. and its subsidiaries are not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Cheerbright and Auto Pai Ltd. were incorporated in the British Virgin Islands and conducts substantially all the business through its mainland China subsidiaries and VIEs. Under the current laws of the British Virgin Islands, they are not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Autohome (Hong Kong) Limited, Autohome Media, Autohome Link Hong Kong Limited, and TTP Car (HK) Limited were incorporated in Hong Kong. Subsidiaries in Hong Kong are subject to a two-tiered profits tax regime. The profits tax rate for the first HK$2 million of profits of corporations is 8.25%, while profits above that amount continue are subject to a rate of 16.5%. Under the Hong Kong tax law, the Company’s subsidiaries in Hong Kong are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Mainland China

Autohome WFOE, Chezhiying WFOE, Beijing Autohome Technologies Co., Ltd. (“Beijing Autohome Technologies”), Beijing Prbrownies, Hainan Chezhiyitong Information Technology Co., Ltd. (“Hainan Chezhiyitong”) and Tianjin Autohome are recognized as “High-New Technology Enterprise” (“HNTE”) and are eligible for a 15% preferential tax rate until 2024, 2023, 2023, 2023, 2025 and 2025, respectively, upon the completion of their filings with the relevant tax authorities. The qualification as an HNTE is subject to annual evaluation and a three-year review by the relevant authorities in China.

Chezhiying WFOE, Hainan Chezhiyitong and Tianjin Autohome are recognized as software enterprise (“SE”) and could be exempt from income tax for the tax year of 2019 and 2020 and enjoyed a 50% reduction in the statutory income tax rate of 25% for the tax year from 2021 to 2023. Chezhiying WFOE and Hainan Chezhiyitong enjoyed a 50% reduction in the statutory income tax rate of 25% for the tax years of 2021 and 2022.They can continue to enjoy the 12.5% preferential tax rate for the tax year of 2023 provided that they maintain their status as a SE during each relevant tax year. Beijing Prbrownies, and Tianjin Autohome were accredited as key software enterprise (“KSE”) under the relevant mainland China laws and regulations as well in the tax filing of 2021 and 2022, which tax rate will continue to apply for so long as it maintains its KSE status during each relevant tax year. Beijing Prbrownies enjoyed a more preferential enterprise tax rate of 10% for the tax years of 2021 and 2022. Tianjin Autohome has enjoyed a tax exemption for the tax years of 2021 and 2022.

Except for the above-mentioned entities, the Company’s remaining mainland China subsidiaries and all the VIEs were subject to EIT at a rate of 25% for 2021, 2022 and 2023.

The management subsequently assessed and concluded that uncertain preferential tax rates for certain subsidiaries were able to be realized in the year of 2023 and a reversal of RMB156.45 million (US$22.03million) was recorded in the year of 2023, composed of current income tax expense of RMB180.15 million (US$25.37million) and deferred income tax benefit of RMB23.70 million (US$3.34 million). A reversal of RMB348.59 million and RMB207.67 million was also recorded in the year of 2021 and 2022, which composed of current income tax expense of RMB317.94 million and deferred income tax expense of RMB30.65 million, and current income tax expense of RMB 196.54 million and deferred income tax expense of RMB11.13 million, respectively.

The basic earnings per share effects related to the preferential tax rate were RMB1.11, RMB0.54 and RMB0.56 (US$0.08) after considering the effects of the Share Subdivision as detailed in Note 2(a) for the years ended December 31, 2021, 2022 and 2023, respectively.

The EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the mainland China are considered mainland China tax resident enterprises and subject to EIT at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, and other aspects of an enterprise. If the Company is deemed as a mainland China tax resident, it would be subject to mainland China tax under the EIT Law. The Company has analyzed the applicability of this law and believes that the chance of being recognized as a tax resident enterprise is remote for mainland China tax purposes.

The Company's subsidiaries incorporated in other jurisdictions were subject to income tax charges calculated according to the tax laws enacted or substantially enacted in the countries where they operate and generate income.

The Company had minimal operations in jurisdictions other than the mainland China. Income/(loss) before income tax expense consists of:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
	(in thousands)
Mainland China	2,328,917	1,724,835	1,813,055	255,364
Non-Mainland China	(151,759)	38,011	184,509	25,987
	2,177,158	1,762,846	1,997,564	281,351

The income tax expense/(benefit) is comprised of:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
	(in thousands)
Current	185,194	86,560	122,118	17,200
Deferred	(151,188)	(148,340)	(49,963)	(7,037)
	34,006	(61,780)	72,155	10,163

The reconciliation of income tax expense/(benefit) for the years ended December 31, 2021, 2022 and 2023 is as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
	(in thousands)
Income before income tax expense	2,177,158	1,762,846	1,997,564	281,351
Income tax expense computed at Mainland China statutory tax rates (25%)	544,290	440,713	499,391	70,338
Non-deductible expenses	28,725	60,268	44,435	6,259
Research and development expenses super-deduction	(185,801)	(234,179)	(220,773)	(31,095)
Change in valuation allowances	50,473	21,338	(3,674)	(518)
Outside basis difference	(1,111)	(5,652)	5,327	750
Effect of international tax rate difference	37,940	(16,835)	(45,900)	(6,465)
Effect of preferential tax rate	(552,567)	(267,490)	(276,110)	(38,889)
Effect of withholding tax on dividend	164,946	(1,667)	99,122	13,961
Other adjustments (Note)	(52,889)	(58,276)	(29,663)	(4,178)
Income tax expense/(benefit)	34,006	(61,780)	72,155	10,163

Note: This amount mainly represents tax adjustments relating to share-based compensation exercised in 2020,2021 and 2022, which can be recognized in calculating income tax expense when realized at the completion of the Company’s tax returns, in 2021,2022 and 2023, respectively.

Deferred tax

The significant components of deferred taxes are as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
	(in thousands)
Deferred tax assets
Allowance for doubtful accounts	37,092	31,586	4,449
Accrued staff cost and expenses	134,799	108,733	15,315
Deferred revenue	11,570	12,525	1,764
Tax losses	497,871	446,091	62,831
VAT refund	4,840	8,308	1,170
Less: Valuation allowances	(420,566)	(311,645)	(43,895)
Total deferred tax assets	265,606	295,598	41,634

Deferred tax liabilities
Identifiable intangible assets arising from acquisition	41,350	30,239	4,259
Intangible assets and internally-developed software	21,181	12,721	1,792
Outside basis difference and others	428,474	433,801	61,100
Withholding income tax	26,921	21,194	2,984
Total deferred tax liabilities	517,926	497,955	70,135

In assessing the realizability of deferred tax assets, the Company has considered whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company records a valuation allowance to reduce deferred tax assets to a net amount that management believes is more-likely-than-not of being realizable based on the weight of all available evidence. The Company recorded valuation allowances against the deferred tax assets of mainland China subsidiaries, the VIEs and VIEs’ subsidiaries as of December 31, 2022 and 2023, respectively, due to the cumulative tax loss positions and insufficient forecasted future taxable income.

As of December 31, 2023, the Company had net operating losses of approximately RMB2,296.24 million (US$323.42 million), which can be carried forward to offset taxable income. The accumulated tax losses of subsidiaries in Mainland China were RMB2,264.37 million (US$318.93 million) as of December 31, 2023, which will expire, if unused, in the years ending December 31, 2024 through 2033.

Valuation allowance is provided against deferred tax assets when the Company determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. Movement of valuation allowance is as follow:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
	(in thousands)
Valuation allowance
Balance at beginning of the year	(402,197)	(452,670)	(420,566)	(59,235)
Additions	(93,165)	(48,944)	(26,623)	(3,750)
Reversal and write off (Note)	42,692	81,048	135,544	19,090
Balance at ending of the year	(452,670)	(420,566)	(311,645)	(43,895)

Note: It mainly represents valuation allowances written off due to the expiration of unused tax losses.

Deferred tax liabilities arising from undistributed earnings

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a Foreign Invested Enterprises (“FIEs”) to its immediate holding company outside of China. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China. As of December 31, 2023, the Company’s Hong Kong subsidiary, Autohome Media was identified as qualified subsidiary, and dividends are subject to a withholding tax rate of 5%.

On November 4, 2019, the Company's Board of Directors approved an annual cash dividend policy. Under the policy, starting from 2020, the Company will declare and distribute a recurring cash dividend at an amount equivalent to approximately 20% of the Company's net income in the previous fiscal year. On February 16, 2023, the Company’s Board of Directors approved an amendment to change the annual cash dividend to a fixed amount of at least RMB500.00 million between 2022 and 2026. On December 12, 2023, the Company's Board of Directors also approved an amendment to its dividend policy, pursuant to which the total yearly cash dividend is expected to be no less than RMB1.5 billion from 2024 to 2026, with the exact amount to be determined by the board based on the then financial performance, cash position, and applicable foreign exchange laws and regulations in China, among other factors. In 2021, 2022 and 2023, the Company accrued RMB53.84 million, RMB26.92 million and RMB21.19 million (US$2.99million) of deferred income tax expenses associated with the expected cash dividend payment, respectively.

As of December 31, 2022 and 2023, the total amount of undistributed earnings from the Company’s mainland China subsidiaries, the VIEs and VIEs’ subsidiaries is considered to be permanently reinvested was RMB15,927.82 million and RMB15,770.89 million (US$2,221.28million), respectively. As of December 31, 2022 and 2023, determination of the amount of unrecognized deferred tax liability related to the earnings that are indefinitely reinvested is not practical.